Note 6 - Fair Value Measurements (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 14, 2024 USD ($)
Derivative Asset	$ 2,703	$ 2,730
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)	0
Long-Term Debt, Fair Value	196,500	286,600
Long-Term Debt, Gross	197,500	287,500
Fair Value, Nonrecurring [Member]
Assets, Fair Value Disclosure, Total	0	0
Enercon Technologies, Ltd [Member] | Earnout Payment [Member]
Business Combination, Contingent Consideration, Liability			$ 3,300
Enercon Technologies, Ltd [Member] | Earnout Payment [Member] | Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability	$ 6,625	3,487
Enercon Technologies, Ltd [Member] | Earnout Payment [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.521
Enercon Technologies, Ltd [Member] | Earnout Payment [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	2
Enercon Technologies, Ltd [Member] | Earnout Payment [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.0666
Foreign Exchange Forward [Member]
Derivative Assets (Liabilities), at Fair Value, Net	$ 1,800	(1,000)
Interest Rate Swap [Member]
Derivative Asset	900	2,700
Investments Held in Rabbi Trust [Member]
Debt Securities, Available-for-Sale	$ 600	$ 600